Results for the year (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Gross-to-net sales reconciliation

Gross-to-net sales reconciliation
DKK million	2023	2022	2021
Gross sales	608,645	455,692	340,180
US Managed Care and Medicare	(223,191)	(161,123)	(112,929)
US wholesaler charge-backs	(74,435)	(56,443)	(40,354)
US Medicaid rebates	(31,821)	(24,667)	(19,810)
Other US discounts and sales returns	(28,481)	(18,300)	(14,119)
Non-US rebates, discounts and sales returns	(18,456)	(18,205)	(12,168)
Total gross-to-net sales adjustments	(376,384)	(278,738)	(199,380)
Net sales	232,261	176,954	140,800

Provisions for sales rebates

Provisions for sales rebates
DKK million	2023	2022	2021
At the beginning of the year	69,499	50,822	34,052
Additional provisions, including increases to existing provisions	285,266	206,354	155,602
Amount paid during the year	(250,316)	(189,580)	(141,370)
Adjustments, including unused amounts reversed during the year	(2,364)	(1,141)	(284)
Effect of exchange rate adjustment	(2,207)	3,044	2,822
At the end of the year	99,878	69,499	50,822

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provisions[2]	2023 Total	2022 Total
At the beginning of the year	69,499	2,376	1,030	1,972	74,877	55,894
Additional provisions, including increases to existing provisions	285,266	1,937	1,010	588	288,801	207,715
Amount used during the year	(250,316)	(226)	(531)	(173)	(251,246)	(190,278)
Adjustments, including unused amounts reversed during the year	(2,364)	(240)	12	(431)	(3,023)	(1,668)
Effect of exchange rate adjustment	(2,207)	(61)	11	(25)	(2,282)	3,214
At the end of the year	99,878	3,786	1,532	1,931	107,127	74,877
Non-current liabilities[3]	451	3,763	613	1,822	6,649	4,590
Current liabilities	99,427	23	919	109	100,478	70,287
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B Drug Pricing Program and other types of US rebates, as well as rebates in a number of European countries and Canada. 2. Other provisions consists of various types of provisions, including obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2024 and 2025. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Contingent liabilities
Novo Nordisk is currently involved in pending litigations, claims and investigations arising out of the normal conduct of its business. While provisions that Management deems to be reasonable and appropriate have been made for probable losses, there are inherent uncertainties connected with these estimates.

Pending litigation against Novo Nordisk
Since January 2021, Novo Nordisk has made a number of changes to its policy in the US related to facilitating delivery of its discounted medicines to commercial pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. On 30 January 2023, the US Court of Appeals for the Third Circuit issued a ruling holding that Novo Nordisk’s drug distribution policy was consistent with the 340B statute. However, rulings in similar cases involving other manufacturers are pending before the US Courts of Appeals for the Seventh and DC Circuits, and such cases may be subject to further discretionary appellate review before the US Supreme Court. Depending on the outcome of any subsequent rulings and appeals in these matters, there may be a material impact on Novo Nordisk’s financial position, net sales and cash flow.

Mosaic Health Inc. and Central Virginia Health Services, Inc. (both 340B covered entities) filed a putative class action lawsuit in Federal Court in New York against
Novo Nordisk, Eli Lilly and Company, Sanofi and AstraZeneca alleging a conspiracy among the manufacturers to artificially fix prices of diabetes medications through changes to their policies relating to the distribution of 340B drugs. The lawsuit was subsequently dismissed by the Court on 2 September 2022. Plaintiffs have filed an amended complaint. Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk is currently defending several lawsuits, including putative class actions, relating to the pricing of diabetes medicines in the US. The first lawsuit was filed in 2017 and in August 2023 a multi-district litigation was created in the United States District court for the District of New Jersey. Nearly all pending matters also name Eli Lilly and Company and Sanofi as defendants, while certain matters also name Pharmacy Benefit Managers (PBMs) and related entities. Plaintiffs generally allege that the manufacturers and PBMs colluded to artificially inflate list prices paid by consumers for diabetes products, while offering reduced prices to PBMs through rebates used to secure formulary access. Novo Nordisk does not expect the lawsuits to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

In 2016, Novo Nordisk received a Civil Investigative Demand (CID) from the US Department of Justice (DOJ) relating to potential off-label marketing of NovoSeven® (including high dose and for prophylactic use) and interactions with physicians and patients. The DOJ investigation was likely prompted by a lawsuit filed in 2015 by a former Novo Nordisk employee, who alleged Novo Nordisk caused the submission of false claims to Medicare, Medicaid, Federal Employees Health Benefits Program and private insurers in California as a result of the same conduct that was the subject of the DOJ CID. In May 2023, at the Plaintiffs’ request, the case was transferred to the United States District Court for the Western District of Washington. Following transfer, in July 2023, Plaintiffs filed a motion to revive their nationwide Medicare claims and their Delaware Medicaid claims. Novo Nordisk filed a motion to dismiss these claims. Novo Nordisk does not expect the lawsuits to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk, along with Eli Lilly, are defendants in numerous product liability lawsuits (including in the US) related to the use of GLP-1-based treatments. Plaintiffs have alleged that the use of these treatments, including Ozempic®, Wegovy® and Rybelsus®, have caused various gastrointestinal and other injuries. Novo Nordisk is taking actions to address the lawsuits. Novo Nordisk does not expect these lawsuits to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Pending claims against Novo Nordisk and Investigations involving Novo Nordisk
Novo Nordisk has received Civil Investigative Demands (CIDs) or subpoenas from several US authorities including Attorneys General from the states of Minnesota, New Mexico, Washington, Colorado, Vermont, Texas and the US Federal Trade Commission that call for the production of documents and information relating to, among other things, the company’s trade practices relating to its insulin and GLP-1-based products. Novo Nordisk is cooperating with the relevant government authorities in each of these investigative matters and does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

In December 2021, Novo Nordisk received a CID from the DOJ relating to the company’s financial relationships with healthcare professional and prescriptions for Ozempic® and Rybelsus® during the period of 1 January 2016 to present. Novo Nordisk is cooperating with the DOJ in this investigation and does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Other contingent liabilities
In addition to the above, Novo Nordisk is engaged in certain litigation proceedings and various ongoing audits and investigations. In the opinion of Management, neither settlement nor continuation of such proceedings, nor such pending audits and investigations, are expected to have a material effect on Novo Nordisk’s financial position, operating profit or cash flow.

Information by business segment

Business segments – Key figures
	Diabetes and Obesity care			Rare disease			Total
DKK million	2023	2022	2021	2023	2022	2021	2023	2022	2021
Net sales	215,098	156,412	121,597	17,163	20,542	19,203	232,261	176,954	140,800
Cost of goods sold	(30,483)	(23,405)	(19,363)	(5,282)	(5,043)	(4,295)	(35,765)	(28,448)	(23,658)
Sales and distribution costs	(52,477)	(42,392)	(33,791)	(4,266)	(3,825)	(3,217)	(56,743)	(46,217)	(37,008)
Research and development costs	(28,073)	(20,157)	(15,600)	(4,370)	(3,890)	(2,172)	(32,443)	(24,047)	(17,772)
Administrative costs	(4,435)	(3,955)	(3,504)	(420)	(512)	(546)	(4,855)	(4,467)	(4,050)
Other operating income and expenses	(7)	892	199	126	142	133	119	1,034	332
Segment operating profit	99,623	67,395	49,538	2,951	7,414	9,106	102,574	74,809	58,644
Operating margin	46.3%	43.1%	40.7%	17.2%	36.1%	47.4%	44.2%	42.3%	41.7%
Depreciation, amortisation and impairment losses expensed	(8,195)	(5,701)	(4,895)	(1,218)	(1,661)	(1,130)	(9,413)	(7,362)	(6,025)
Business segments

Net sales – Business segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			US
DKK million	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Diabetes and Obesity care segment:
Rybelsus®	7,389	3,155	524	4,232	1,714	289	131	63	—	3,026	1,378	235	11,361	8,144	4,314	11,060	8,011	4,243	18,750	11,299	4,838
Ozempic®	26,378	17,369	8,856	14,327	10,417	6,393	4,821	2,196	303	7,230	4,756	2,160	69,340	42,381	24,849	63,010	38,750	23,168	95,718	59,750	33,705
Victoza®	4,850	5,672	6,726	2,166	2,724	3,527	1,256	1,478	1,544	1,428	1,470	1,655	3,814	6,650	8,328	3,613	6,406	8,031	8,664	12,322	15,054
Total GLP-1	38,617	26,196	16,106	20,725	14,855	10,209	6,208	3,737	1,847	11,684	7,604	4,050	84,515	57,175	37,491	77,683	53,167	35,442	123,132	83,371	53,597
Long-acting insulin	11,339	11,403	11,074	7,103	7,157	6,729	1,649	1,636	2,080	2,587	2,610	2,265	3,566	5,338	6,990	2,931	4,685	6,412	14,905	16,741	18,064
•of which Tresiba®	5,864	6,092	5,486	3,435	3,485	2,979	848	1,050	1,095	1,581	1,557	1,412	1,888	3,261	4,243	1,333	2,723	3,793	7,752	9,353	9,729
•of which Xultophy®	2,887	2,400	2,135	1,831	1,716	1,693	409	45	3	647	639	439	332	409	522	325	399	512	3,219	2,809	2,657
•of which Levemir®	2,588	2,911	3,453	1,837	1,956	2,057	392	541	982	359	414	414	1,346	1,668	2,225	1,273	1,563	2,107	3,934	4,579	5,678
Premix insulin	9,342	10,023	10,512	2,570	2,622	2,879	4,441	4,912	5,224	2,331	2,489	2,409	232	539	691	216	517	665	9,574	10,562	11,203
•of which Ryzodeg®	3,730	2,889	1,711	587	495	392	1,965	1,218	283	1,178	1,176	1,036	—	—	—	—	—	—	3,730	2,889	1,711
•of which NovoMix®	5,612	7,134	8,801	1,983	2,127	2,487	2,476	3,694	4,941	1,153	1,313	1,373	232	539	691	216	517	665	5,844	7,673	9,492
Fast-acting insulin	10,415	10,826	10,903	6,695	6,456	6,454	1,545	1,942	2,288	2,175	2,428	2,161	5,534	6,637	6,784	5,265	6,247	6,357	15,949	17,463	17,687
•of which Fiasp®	1,512	1,354	1,106	1,266	1,138	965	—	—	—	246	216	141	661	649	642	618	606	605	2,173	2,003	1,748
•of which NovoRapid®	8,903	9,472	9,797	5,429	5,318	5,489	1,545	1,942	2,288	1,929	2,212	2,020	4,873	5,988	6,142	4,647	5,641	5,752	13,776	15,460	15,939
Human insulin	6,134	6,508	7,453	1,919	1,983	2,152	1,213	1,812	2,692	3,002	2,713	2,609	1,460	1,678	1,599	1,406	1,605	1,515	7,594	8,186	9,052
Total insulin	37,230	38,760	39,942	18,287	18,218	18,214	8,848	10,302	12,284	10,095	10,240	9,444	10,792	14,192	16,064	9,818	13,054	14,949	48,022	52,952	56,006
Other Diabetes care	1,987	2,428	2,644	661	717	713	892	1,181	1,432	434	530	499	325	797	950	267	660	806	2,312	3,225	3,594
Total Diabetes care	77,834	67,384	58,692	39,673	33,790	29,136	15,948	15,220	15,563	22,213	18,374	13,993	95,632	72,164	54,505	87,768	66,881	51,197	173,466	139,548	113,197
Wegovy®	1,913	54	—	1,913	54	—	—	—	—	—	—	—	29,430	6,134	1,386	29,430	6,134	1,386	31,343	6,188	1,386
Saxenda®	6,402	5,832	3,117	3,780	3,561	1,809	146	133	61	2,476	2,138	1,247	3,887	4,844	3,897	3,306	4,368	3,526	10,289	10,676	7,014
Total Obesity care	8,315	5,886	3,117	5,693	3,615	1,809	146	133	61	2,476	2,138	1,247	33,317	10,978	5,283	32,736	10,502	4,912	41,632	16,864	8,400
Diabetes and Obesity care total	86,149	73,270	61,809	45,366	37,405	30,945	16,094	15,353	15,624	24,689	20,512	15,240	128,949	83,142	59,788	120,504	77,383	56,109	215,098	156,412	121,597
Rare disease segment:
Rare blood disorders	6,432	6,671	5,784	4,021	3,795	3,712	372	604	222	2,039	2,272	1,850	5,344	5,035	4,433	5,070	4,710	4,170	11,776	11,706	10,217
•of which Haemophilia A	1,939	1,769	1,625	1,271	1,137	1,162	223	81	24	445	551	439	483	569	487	468	543	460	2,422	2,338	2,112
•of which Haemophilia B	584	479	400	377	294	268	13	13	4	194	172	128	477	280	237	336	152	102	1,061	759	637
•of which NovoSeven®	3,789	4,335	3,673	2,285	2,311	2,225	136	510	194	1,368	1,514	1,254	4,169	3,973	3,548	4,065	3,811	3,461	7,958	8,308	7,221
Rare endocrine disorders	2,045	4,904	4,880	699	2,232	2,212	216	246	167	1,130	2,426	2,501	1,791	2,234	2,423	1,757	2,205	2,400	3,836	7,138	7,303
Other Rare disease	1,006	1,002	1,064	781	804	837	5	6	6	220	192	221	545	696	619	203	358	330	1,551	1,698	1,683
Rare disease total	9,483	12,577	11,728	5,501	6,831	6,761	593	856	395	3,389	4,890	4,572	7,680	7,965	7,475	7,030	7,273	6,900	17,163	20,542	19,203
Total sales by geographical area	95,632	85,847	73,537	50,867	44,236	37,706	16,687	16,209	16,019	28,078	25,402	19,812	136,629	91,107	67,263	127,534	84,656	63,009	232,261	176,954	140,800
Total sales growth as reported	11.4%	16.7%	11.7%	15.0%	17.3%	9.9%	2.9%	1.2%	13.7%	10.5%	28.2%	13.5%	50.0%	35.4%	10.1%	50.6%	34.4%	9.0%	31.3%	25.7%	10.9%

Research and development costs

DKK million	2023	2022	2021
Employee costs (note 2.4)	12,429	9,952	7,328
Amortisation and impairment losses, intangible assets (note 3.1)	1,757	1,364	744
Depreciation and impairment losses, property, plant and equipment (note 3.2)	1,313	922	736
Clinical trial cost	9,468	6,313	4,214
Other research and development costs	7,476	5,496	4,750
Total research and development costs	32,443	24,047	17,772
As percentage of net sales	14.0%	13.6%	12.6%

Employee costs and remuneration to executive management and board of directors

DKK million	2023	2022	2021
Wages and salaries	42,867	34,575	28,939
Share-based payment costs (note 5.1)	2,149	1,539	1,040
Pensions – defined contribution plans	3,267	2,472	2,022
Pensions – defined benefit plans	126	185	139
Other social security contributions	3,039	2,713	2,203
Other employee costs	4,066	3,105	2,189
Total employee costs for the year	55,514	44,589	36,532
Employee costs capitalised as intangible assets and property, plant and equipment	(2,337)	(1,451)	(1,240)
Change in employee costs capitalised as inventories	(409)	(70)	(56)
Total employee costs in the income statement	52,768	43,068	35,236
Included in the income statement:
Cost of goods sold	15,490	11,766	9,611
Sales and distribution costs	20,810	17,700	15,003
Research and development costs	12,429	9,952	7,328
Administrative costs	3,962	3,517	3,098
Other operating income and expenses	77	133	196
Total employee costs in the income statement	52,768	43,068	35,236

Number of employees

Number	2023	2022	2021
Average number of full-time employees	59,552	51,046	46,171
Year-end number of full-time employees	63,370	54,393	47,792
Year-end employees (total)	64,319	55,185	48,478

Remuneration to Executive Management and Board of Directors
DKK million	2023	2022	2021
Salary and short-term incentive	173	141	126
Pension	17	13	12
Benefits	19	9	10
Long-term incentive[1]	121	97	100
Severance payments	—	—	29
Executive Management in total[2]	330	260	277
Fees to Board of Directors[3]	22	20	17
Total	352	280	294
1. Refer to note 5.1 for further information on share-based payment schemes. 2. Total remuneration for persons registered as members of Executive Management with the Danish Business Authority amounts to DKK 195 million (DKK 175 million in 2022 and DKK 202 million in 2021). 3. All members of the Board of Directors are registered with the Danish Business Authority.

Income taxes expensed and paid

Income taxes expensed
DKK million	2023	2022	2021
Current tax on profit for the year	25,918	17,829	13,871
Deferred tax on profit for the year	(4,464)	(3,806)	(1,528)
Tax on profit for the year	21,454	14,023	12,343
Current tax adjustments recognised for prior years	(916)	339	(603)
Deferred tax adjustments recognised for prior years	453	(825)	(417)
Income taxes in the income statement	20,991	13,537	11,323
Tax on other comprehensive income for the year, (income)/expense	359	889	(1,005)

Computation of effective tax rate
DKK million	2023	2022	2021
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(0.9%)	(1.1%)	(1.5%)
Non-taxable income less non-tax-deductible expenses (net)	(0.7%)	(0.5%)	(0.3%)
Other adjustments (net)	(0.3%)	(0.8%)	(1.0%)
Effective tax rate	20.1%	19.6%	19.2%

Income taxes paid
DKK million	2023	2022	2021
Income taxes paid in Denmark for current year	16,242	9,181	9,703
Income taxes paid outside Denmark for current year	8,906	5,647	3,439
Income taxes paid/(repayments) relating to prior years	749	(313)	1,296
Income taxes paid	25,897	14,515	14,438

Computation of effective tax rate

Computation of effective tax rate
DKK million	2023	2022	2021
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(0.9%)	(1.1%)	(1.5%)
Non-taxable income less non-tax-deductible expenses (net)	(0.7%)	(0.5%)	(0.3%)
Other adjustments (net)	(0.3%)	(0.8%)	(1.0%)
Effective tax rate	20.1%	19.6%	19.2%

Development in deferred income tax assets and liabilities

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2023
Net deferred tax asset/(liability) at the beginning of the year	(2,402)	(8,279)	2,595	11,007	3,922	—	6,843
Income/(charge) to the income statement	(213)	(2,106)	(645)	3,973	3,002	—	4,011
Income/(charge) to other comprehensive income	—	—	(224)	(6)	(129)	—	(359)
Income/(charge) to equity	—	—	—	—	(120)	—	(120)
Additions from acquisitions	—	—	—	—	62	—	62
Effect of exchange rate adjustment	54	144	(9)	(547)	139	—	(219)
Net deferred tax asset/(liability) at the end of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Classified as follows:
Deferred tax asset at the end of the year	433	245	1,820	14,792	6,986	(3,896)	20,380
Deferred tax liability at the end of the year	(2,994)	(10,486)	(103)	(365)	(110)	3,896	(10,162)
2022
Net deferred tax asset/(liability) at the beginning of the year	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Income/(charge) to the income statement	(413)	674	(465)	3,999	836	—	4,631
Income/(charge) to other comprehensive income	—	—	(130)	(141)	(608)	—	(879)
Income/(charge) to equity	—	—	—	—	234	—	234
Additions from acquisition of businesses (note 5.3)[1]	—	(1,475)	—	—	766	—	(709)
Effect of exchange rate adjustment[1]	(9)	(103)	(5)	217	65	—	165
Net deferred tax asset/(liability) at the end of the year[1]	(2,402)	(8,279)	2,595	11,007	3,922	—	6,843
Classified as follows:
Deferred tax asset at the end of the year[1]	579	195	2,627	11,027	4,646	(5,170)	13,904
Deferred tax liability at the end of the year	(2,981)	(8,474)	(32)	(20)	(724)	5,170	(7,061)
1. Comparatives were restated to reflect change in the provisional valuation of net identifiable assets from a business combination completed in 2022. Reference is made to note 5.3.